Inventories, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Inventories, Net [Line Items]
Provisions for inventories		$ 40,353	$ 168,017
Charged against the provision balance	$ 68,345	$ 53,625
Raw Materials [Member]
Inventories, Net [Line Items]
Charged against the provision balance	$ 42,918		$ 8,921